Assets Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Fixed Rate Time Deposits USD ($)	Dec. 31, 2012 Fixed Rate Time Deposits CNY	Dec. 31, 2011 Fixed Rate Time Deposits CNY	Dec. 31, 2012 Fair Value, Inputs, Level 1 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 CNY	Dec. 31, 2012 Fair Value, Inputs, Level 1 Fixed Rate Time Deposits CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fixed Rate Time Deposits CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 CNY
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents -Fixed rate time deposit				$ 112,357,747	700,000,000	50,000,000			700,000,000	50,000,000
Short term investment -Fixed rate time deposit				22,361,583	139,314,900	319,774,660			139,314,900	319,774,660
Held-to-maturity -Fixed rate time deposit				16,051,107	100,000,000				100,000,000
Available-for-sale securities	12,638,788	78,740,916	386,851,118								78,740,916	386,851,118
Total	$ 163,409,225	1,018,055,816	756,625,778				939,314,900	369,774,660			78,740,916	386,851,118